REVENUE AND OTHER OPERATING INCOME (Tables)	6 Months Ended
Jun. 30, 2023
Revenue [abstract]
Schedule of Lease and Non-Lease Components of Revenue
The lease and non-lease components of our revenues in the six months ended June 30, 2023 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	24,374	6,534	30,908
Voyage charter revenues	591,703	379,346	971,049
Administrative income	—	8,138	8,138
Total revenues	616,077	394,018	1,010,095

The lease and non-lease components of our revenues in the six months ended June 30, 2022 were as follows:

(in thousands of $)	Lease	Non-lease	Total
Time charter revenues	28,489	19,962	48,451
Voyage charter revenues	161,298	301,897	463,195
Administrative income	—	6,235	6,235
Total revenues	189,787	328,094	517,881

Schedule of Other Operating Income
Other operating income for the six months ended June 30, 2023 and June 30, 2022 were as follows:

(in thousands of $)	2023	2022
Loss on termination of vessel lease	—	(431)
Gain on sale of vessels	21,959	4,618
Gain on settlement of claim	397	1,202
Gain on pool arrangements	1,283	248
Other gains	41	8
Total other operating income	23,680	5,645